Expense Example - FidelityGrowthIncomePortfolio-RetailPRO - FidelityGrowthIncomePortfolio-RetailPRO - Fidelity Growth & Income Portfolio - Fidelity Growth & Income Portfolio	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677